Stock Options and Warrants (Details Narrative) - USD ($)						6 Months Ended		12 Months Ended
	Jul. 29, 2026	May 21, 2026	Oct. 15, 2025	Nov. 16, 2017	Jul. 26, 2011	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Aug. 13, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant securities outstanding						0		0
Aggregate fair value of stock options granted						$ 5,654		$ 20,023
Volatility rate						31.00%		31.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate						0.00%
Risk free rate						4.01%		3.88%
Price						$ 3.75		$ 7.5
Expected life						10 years		10 years
Stock-based compensation expense						$ 5,654		$ 232,668
Total number of shares issued				50,000
Shares issued in period				33,333
Common Stock for issuance										800,000
Shares issued and outstanding percentage			17.50%
Share-Based Payment Arrangement, Noncash Expense						468,219	$ 682,978	$ 838,358	$ 67,586
Discount rate								0.00%
Restricted Stock Units (RSUs) [Member] | Cobrador Capital Advisors LLC [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period		400,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding		$ 2,200,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Intrinsic Value, Amount Per Share		$ 5.50
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period		200,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number		200,000
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount		$ 1,100,000
Restricted Stock Units (RSUs) [Member] | Cobrador Capital Advisors LLC [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period	200,000
Contingent in period	400,000
Restricted Stock Units (RSUs) [Member] | Cobrador Capital Advisors LLC [Member] | Time Vesting Restricted Stock Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount						1,016,667
Share-Based Payment Arrangement, Noncash Expense						$ 83,333
Vested and unsettled						11,111
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition						1 year 3 months 18 days
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issuance expiration						5 years		5 years
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issuance expiration						10 years		10 years
2011 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total number of shares issued					16,667